Right of use assets and lease liabilities (Details) - EUR (€)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Lease liabilities and right-of-use assets
Lease not yet commences but committed	€ 700,000	€ 187,000
Payment of principal portion of lease liabilities	497,000	358,000
Depreciation right-of-use assets	€ 500,000	€ 413,000